Statements of Consolidated Income - USD ($) $ in Millions		12 Months Ended
		Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Income Statement [Abstract]
Net sales		$ 7,811.2	$ 5,692.7	$ 5,610.6
Cost of products sold		4,843.4	3,724.0	3,579.6
Gross Profit		2,967.8	1,968.7	2,031.0
Selling, distribution, and administrative expenses		1,510.3	1,031.3	988.8
Amortization		208.4	110.9	98.9
Other special project costs	[1]	135.9	56.6	25.6
Other operating income – net		(32.1)	(2.1)	(1.3)
Operating Income		1,145.3	772.0	919.0
Interest expense – net		(171.1)	(79.9)	(79.4)
Other debt costs		0.0	(173.3)	0.0
Other income – net		3.7	4.2	10.1
Income Before Income Taxes		977.9	523.0	849.7
Income taxes		289.2	178.1	284.5
Net Income		$ 688.7	$ 344.9	$ 565.2
Earnings per common share:
Net Income (in dollars per share)		$ 5.77	$ 3.33	$ 5.42
Net Income - Assuming Dilution (in dollars per share)		5.76	3.33	5.42
Dividends Declared per Common Share (in dollars per share)		$ 2.68	$ 2.56	$ 2.32

[1]	Other special project costs includes merger and integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.